Financial Instruments: Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	£ 36,723	£ 30,559
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	10,602	12,722
Carrying value | Deposits by banks
Fair value of liabilities
Carrying value, Financial liabilities	25,000	25,900
Carrying value | Customer accounts
Fair value of liabilities
Carrying value, Financial liabilities	52,100	39,800
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	32,900	26,000
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,700	11,800
At fair value | Deposits by banks
Fair value of liabilities
Fair value, Financial liabilities	25,100	26,000
At fair value | Customer accounts
Fair value of liabilities
Fair value, Financial liabilities	52,100	39,900
At fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	33,800	27,300
At fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	£ 10,400	£ 12,600